Issued Capital (Parentheticals) (Details) - shares	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of classes of share capital [line items]
Number of shares issued	1,037,358,032	860,837,432
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	1,037,358,032	860,837,432	533,891,470
Options [Member]
Disclosure of classes of share capital [line items]
Number of shares issued